Property, Plant And Equipment (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Property, Plant And Equipment [Abstract]
Depreciation expenses	$ 11.4	$ 11.5	$ 10.5
Rental expense under operating leases	$ 8.3	$ 8.1	$ 7.7
Minimum term of initial or remaining noncancelable lease	1 year